Consolidated Statements of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Revenues
Total revenues	$ 910,587	[1]	$ 869,405	[1]	$ 663,274	[1]
Operating expenses
Cost of product	336,079	[1],[2]	327,371	[1],[2]	246,476	[1],[2]
Operation and maintenance	140,106	[1],[2]	126,464	[1],[2]	103,887	[1],[2]
General and administrative	99,212	[1],[2]	40,564	[1],[2]	29,970	[1],[2]
Property and other taxes	19,688	[1]	16,579	[1]	14,273	[1]
Depreciation, amortization and impairments	120,608	[1]	113,133	[1]	91,129	[1]
Total operating expenses	715,693	[1]	624,111	[1]	485,735	[1]
Operating income	194,894	[1]	245,294	[1]	177,539	[1]
Interest income, net - affiliates	16,900	[1],[3]	24,106	[1],[3]	20,243	[1],[3]
Interest expense	(42,060)	[1],[4]	(30,345)	[1],[4]	(18,794)	[1],[4]
Other income (expense), net	292	[1]	(44)	[1]	(538)	[1]
Income before income taxes	170,026	[1]	239,011	[1]	178,450	[1]
Income tax expense	20,715	[1]	32,150	[1]	21,517	[1]
Net income	149,311	[1]	206,861	[1]	156,933	[1]
Net income attributable to noncontrolling interests	14,890	[1]	14,103	[1]	11,005	[1]
Net income attributable to Western Gas Partners, LP	134,421	[1]	192,758	[1]	145,928	[1]
Limited partners' interest in net income:
Pre-acquisition net (income) loss allocated to Anadarko	(27,435)	[1]	(52,599)	[1]	(31,797)	[1]
General partner interest in net (income) loss	(28,089)	[1],[5]	(8,599)	[1],[5]	(3,067)	[1],[5]
Limited partners' interest in net income	78,897	[1],[5]	131,560	[1],[5]	111,064	[1],[5]
Common [Member]
Limited partners' interest in net income:
Limited partners' interest in net income	78,897		110,542		68,410
Subordinated [Member]
Limited partners' interest in net income:
Limited partners' interest in net income			21,018		42,654
Affiliated Entity Member
Revenues
Gathering, processing and transportation of natural gas and natural gas liquids	249,997	[1]	227,535	[1]	192,286	[1]
Natural gas, natural gas liquids and condensate sales	436,423	[1]	417,547	[1]	369,903	[1]
Equity income and Other, net	17,717	[1]	13,598	[1]	9,439	[1]
Total revenues	704,137	[1],[6]	658,680	[1],[6]	571,628	[1],[6]
Operating expenses
Cost of product	145,250	[6]	83,722	[6]	95,667	[6]
Operation and maintenance	51,237	[7]	51,339	[7]	46,379	[7]
General and administrative	92,847	[8]	33,305	[8]	24,137	[8]
Total operating expenses	289,334		168,366		166,183
Interest expense	(2,766)	[9]	(4,935)	[9]	(6,924)	[9]
Third Parties [Member]
Revenues
Gathering, processing and transportation of natural gas and natural gas liquids	132,333	[1]	119,934	[1]	60,987	[1]
Natural gas, natural gas liquids and condensate sales	71,916	[1]	84,836	[1]	26,134	[1]
Equity income and Other, net	2,201	[1]	5,955	[1]	4,525	[1]
Total revenues	206,450	[1]	210,725	[1]	91,646	[1]
Operating expenses
Interest expense	$ (39,294)		$ (25,410)		$ (11,870)
Limited Partners Member | Common [Member]
Limited partners' interest in net income:
Net income per unit - basic and diluted	$ 0.84	[1]	$ 1.64	[1]	$ 1.66	[1]
Limited Partners Member | Subordinated [Member]
Limited partners' interest in net income:
Net income per unit - basic and diluted			$ 1.28	[1],[10]	$ 1.61	[1],[10]

[1]	Financial information has been recast to include the financial position and results attributable to the Non-Operated Marcellus Interest. See Note 2.
[2]	Cost of product includes product purchases from Anadarko (as defined in Note 1) of $145.3 million, $83.7 million and $95.7 million for the years ended December 31, 2012, 2011 and 2010, respectively. Operation and maintenance includes charges from Anadarko of $51.2 million, $51.3 million and $46.4 million for the years ended December 31, 2012, 2011 and 2010, respectively. General and administrative includes charges from Anadarko of $92.8 million, $33.3 million and $24.1 million for the years ended December 31, 2012, 2011 and 2010, respectively. See Note 5.
[3]	Represents interest income recognized on the note receivable from Anadarko. This line item also includes interest income, net on affiliate balances related to the MGR assets, Bison assets, White Cliffs investment and Wattenberg assets for periods prior to the acquisition of such assets. Beginning December 7, 2011, Anadarko discontinued charging interest on intercompany balances. The outstanding affiliate balances on the aforementioned assets prior to their acquisition were entirely settled through an adjustment to net investment by Anadarko.
[4]	Includes affiliate (as defined in Note 1) interest expense of $2.8 million, $4.9 million and $6.9 million for the years ended December 31, 2012, 2011 and 2010, respectively. See Note 10.
[5]	Represents net income for periods including and subsequent to the acquisition of the Partnership assets (as defined in Note 1). See Note 4.
[6]	Represents amounts recognized under gathering, treating or processing agreements, and purchase and sale agreements.
[7]	Represents expenses incurred during periods including and subsequent to the date of the acquisition of the Partnership assets, as well as expenses incurred by Anadarko on a historical basis related to the Partnership assets prior to the acquisition of such assets by the Partnership.
[8]	Represents general and administrative expense incurred during periods including and subsequent to the date of the Partnership’s acquisition of the Partnership assets, as well as a management services fee for reimbursement of expenses incurred by Anadarko for periods prior to the acquisition of the Partnership assets by the Partnership. These amounts include equity-based compensation expense allocated to the Partnership by Anadarko (see Anadarko Incentive Plans and Incentive Plan within this Note 5).
[9]	Represents interest expense recognized on the note payable to Anadarko (see Note 10) and interest imputed on the reimbursement payable to Anadarko for certain expenditures Anadarko incurred in 2011 related to the construction of the Brasada and Lancaster plants. During 2012, the Partnership repaid the note payable to Anadarko and the reimbursement payable to Anadarko related to the construction of the Brasada and Lancaster plants. See Note receivable from and amounts payable to Anadarko within this Note 5.
[10]	All subordinated units were converted to common units on a one-for-one basis on August 15, 2011. See Note 4.